Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 25,200	$ 25,200	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.002	$ 0.002	$ 0.002
Common stock, shares issued	12,973,694	12,406,633	11,854,644
Common stock, shares outstanding	12,973,694	12,406,633	11,854,644